RELATED PARTIES BALANCES AND TRANSCATIONS - Loan Agreement to Collokia (Details) - USD ($) $ in Thousands	Dec. 31, 2017	May 05, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Borrowings	$ 6,011		$ 217
Collokia investment | Subsidiaries
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		2.80%
Borrowings	$ 100